Annual Fund Operating Expenses	Aug. 31, 2021
Eaton Vance Georgia Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.65%
Eaton Vance Georgia Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.40%
Eaton Vance Georgia Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.45%
Eaton Vance Maryland Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.67%
Eaton Vance Maryland Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.42%
Eaton Vance Maryland Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.47%
Eaton Vance Missouri Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.66%
Eaton Vance Missouri Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.41%
Eaton Vance Missouri Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.29%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.46%
Eaton Vance North Carolina Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.65%
Eaton Vance North Carolina Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.40%
Eaton Vance North Carolina Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.45%
Eaton Vance Oregon Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.65%
Eaton Vance Oregon Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.40%
Eaton Vance Oregon Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.45%
Eaton Vance South Carolina Municipal Income Fund
Operating Expenses:
  Interest Expense	0.01%
  Expenses other than Interest Expense	0.11%
Eaton Vance South Carolina Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.65%
Eaton Vance South Carolina Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.40%
Eaton Vance South Carolina Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.45%
Eaton Vance Virginia Municipal Income Fund
Operating Expenses:
  Interest Expense	0.01%
  Expenses other than Interest Expense	0.19%
Eaton Vance Virginia Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.68%
Eaton Vance Virginia Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.43%
Eaton Vance Virginia Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.28%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.48%